Financial Risk Management Objectives and Policies - Schedule of Loss Allowance (Details) - AUD ($)	Jun. 30, 2026		Jun. 30, 2025
Schedule of Loss Allowance [Line Items]
Gross carrying amount	$ 638,773	[1]	$ 826,857	[2]
Loss allowance	$ 11,968		$ 35,466
Current [Member]
Schedule of Loss Allowance [Line Items]
Expected credit loss rate	1.40%	[1]	1.80%	[2]
Gross carrying amount	$ 564,509	[1]	$ 599,670	[2]
Loss allowance	$ 7,905		$ 10,789
1-30 [Member]
Schedule of Loss Allowance [Line Items]
Expected credit loss rate	1.40%	[1]	4.17%	[2]
Gross carrying amount	$ 63,418	[1]	$ 157,576	[2]
Loss allowance	$ 889		$ 6,575
31-60 [Member]
Schedule of Loss Allowance [Line Items]
Expected credit loss rate	2.68%	[1]	9.09%	[2]
Gross carrying amount	$ 1,141	[1]	$ 26,162	[2]
Loss allowance	$ 31		$ 2,379
61-90 [Member]
Schedule of Loss Allowance [Line Items]
Expected credit loss rate	0.00%	[1]	19.34%	[2]
Gross carrying amount		[1]	$ (9,559)	[2]
Loss allowance			$ (1,849)
91-120 [Member]
Schedule of Loss Allowance [Line Items]
Expected credit loss rate	0.00%	[1]	24.55%	[2]
Gross carrying amount		[1]		[2]
Loss allowance
121+ [Member]
Schedule of Loss Allowance [Line Items]
Expected credit loss rate	32.38%	[1]	33.15%	[2]
Gross carrying amount	$ 9,705	[1]	$ 53,009	[2]
Loss allowance	$ 3,143		$ 17,572

[1]	Trade receivables balance of $638,773 represents 8.28% of $7,713,601 revenue from contracts with customers of the current fiscal year. Based on the expected credit losses assessment and review of individual accounts, $11,968 was provided for. Subsequent to 30 June 2026, above 98% of the trade receivables balance has since been received in cash.
[2]	Trade receivables balance of $826,857 represents 11.35% of $7,287,002 revenue from contracts with customers of the current fiscal year. Based on the expected credit losses assessment and review of individual accounts, $35,466 was provided for. Subsequent to 30 June 2025, above 87% of the trade receivables balance has since been received in cash.